Performance Management	Oct. 31, 2024
HSBC U.S. Government Money Market Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Bar Chart and Table
Performance Narrative [Text Block]

The bar chart and table below provide an indication of the risks of an investment in the Fund by showing changes in the Fund’s year to year performance. Past performance does not indicate how the Fund will perform in the future.

The bar chart below shows the Fund’s annual returns for Class I Shares and how performance has varied from year to year. The returns for the Fund’s other share classes will differ from the returns of the Class I Shares shown in the bar chart because the expenses of the classes differ.

Performance Past Does Not Indicate Future [Text]	Past performance does not indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide an indication of the risks of an investment in the Fund by showing changes in the Fund’s year to year performance.
Bar Chart [Heading]	Annual Total Returns as of 12/31 for Class I Shares Bar chart assumes reinvestment of dividends and distributions
Bar Chart [Table]
Bar Chart Closing [Text Block]
Best Quarter:	12/31/2023	1.34%
Worst Quarter:	12/31/2021	0.01%

Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	1.34%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	0.01%
Lowest Quarterly Return, Date	Dec. 31, 2021
Performance Table Heading	Average Annual Total Returns^ (for the periods ended December 31, 2024)
Performance Table Narrative

The table below lists the average annual total returns for each class of shares for various time periods. As of December 31, 2024, the 7-day yields of the Fund’s Class A, Class I, Intermediary, Intermediary Service, Class P and Class Y Shares were 4.05%, 4.40%, 4.37%, 4.35%, 4.35% and 4.30%, respectively. The 7-day yield information reflects any contractual and voluntary fee waivers/expense reimbursements. Without these fee waivers/expense reimbursements, the yields would have been lower. For current yield information on the Fund, call 1-800-782-8183.

Past performance is not an indication of how the Fund will perform in the future.

Performance [Table]
	Inception Date	1 Year	5 Years	10 Years	Since Inception
Class A Shares	Apr. 1, 1999	4.83%	2.20%	1.46%	1.69%
Class I Shares	Dec. 24, 2003	5.20%	2.43%	1.71%	1.33%
Intermediary Shares	July 12, 2016	5.17%	2.41%	-	1.98%
Intermediary Service Shares	July 12, 2016	5.15%	2.39%	-	1.96%
Class P Shares	May 11, 2023	5.15%	-	-	5.20%
Class Y Shares	July 1, 1996	5.09%	2.35%	1.63%	2.16%
^	During the year ended December 31, 2007, the Fund received a one-time reimbursement from the Adviser related to past marketing arrangements. During the year ended December 31, 2010, the Fund also received a one-time payment in respect of a class action settlement. As a result, the Fund’s total returns for the years ended December 31, 2007 and 2010 were higher than they would have been had the Fund not received these payments.

Money Market Seven Day Yield, Caption [Optional Text]	yields
Money Market Seven Day Yield Phone	1-800-782-8183
HSBC U.S. Government Money Market Fund | HSBC U.S. Government Money Market Fund Class A Shares
Prospectus [Line Items]
Money Market Seven Day Yield	4.05%
HSBC U.S. Government Money Market Fund | HSBC U.S. Government Money Market Fund Class I Shares
Prospectus [Line Items]
Money Market Seven Day Yield	4.40%
HSBC U.S. Government Money Market Fund | HSBC U.S. Government Money Market Fund Intermediary Class
Prospectus [Line Items]
Money Market Seven Day Yield	4.37%
HSBC U.S. Government Money Market Fund | HSBC U.S. Government Money Market Fund Intermediary Service Class
Prospectus [Line Items]
Money Market Seven Day Yield	4.35%
HSBC U.S. Government Money Market Fund | HSBC U.S. Government Money Market Fund Class P Shares
Prospectus [Line Items]
Money Market Seven Day Yield	4.35%
HSBC U.S. Government Money Market Fund | HSBC U.S. Government Money Market Fund Class Y Shares
Prospectus [Line Items]
Money Market Seven Day Yield	4.30%
HSBC U.S. Treasury Money Market Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Bar Chart and Table
Performance Narrative [Text Block]

The bar chart and table below provide an indication of the risks of an investment in the Fund by showing changes in the Fund’s year to year performance. Past performance does not indicate how the Fund will perform in the future.

The bar chart below shows the Fund’s annual returns for Class Y Shares and how performance has varied from year to year. The returns for the Fund’s other share classes will differ from the returns of the Class Y Shares shown in the bar chart because the expenses of the classes differ.

Performance Past Does Not Indicate Future [Text]	Past performance does not indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide an indication of the risks of an investment in the Fund by showing changes in the Fund’s year to year performance.
Bar Chart [Heading]	Annual Total Returns as of 12/31 for Class Y Shares Bar chart assumes reinvestment of dividends and distributions
Bar Chart [Table]
Bar Chart Closing [Text Block]
Best Quarter:	12/31/2023	1.31%
Worst Quarter:	09/30/2015	0.00%

Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	1.31%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	none
Lowest Quarterly Return, Date	Sep. 30, 2015
Performance Table Heading	Average Annual Total Returns^ (for the periods ended December 31, 2024)
Performance Table Narrative

The table below lists the average annual total returns for each class of shares for various time periods. As of December 31, 2024, the 7-day yields of the Fund’s Class A, Class I, Intermediary, Intermediary Service, Class P and Class Y Shares were 4.04%, 4.40%, 4.38%, 4.36%, 4.36% and 4.29%, respectively. The 7-day yield information reflects any contractual and voluntary fee waivers/expense reimbursements. Without these fee waivers/expense reimbursements, the yields would have been lower. For current yield information on the Fund, call 1-800-782-8183.

Past performance is not an indication of how the Fund will perform in the future.

Performance [Table]
	Inception Date	1 Year	5 Years	10 Years	Since Inception
Class A Shares	May 14, 2001	4.80%	2.18%	1.43%	1.25%
Class I Shares	Dec. 30, 2003	5.17%	2.41%	1.67%	1.42%
Intermediary Shares	July 12, 2016	5.15%	2.40%	-	1.94%
Intermediary Service Shares	July 12, 2016	5.13%	2.38%	-	1.94%
Class P Shares	May 11, 2023	5.13%	-	-	5.19%
Class Y Shares	May 11, 2001	5.06%	2.33%	1.59%	1.40%
^	During the year ended December 31, 2007, the Fund received a one-time reimbursement from the Adviser related to past marketing arrangements. During the year ended December 31, 2010, the Fund also received a one-time payment in respect of a class action settlement. As a result, the Fund’s total returns for the years ended December 31, 2007 and 2010 were higher than they would have been had the Fund not received these payments.

Money Market Seven Day Yield, Caption [Optional Text]	yields
Money Market Seven Day Yield Phone	1-800-782-8183
HSBC U.S. Treasury Money Market Fund | HSBC U.S. Treasury Money Market Fund Class A Shares
Prospectus [Line Items]
Money Market Seven Day Yield	4.04%
HSBC U.S. Treasury Money Market Fund | HSBC U.S. Treasury Money Market Fund Class I Shares
Prospectus [Line Items]
Money Market Seven Day Yield	4.40%
HSBC U.S. Treasury Money Market Fund | HSBC U.S. Treasury Money Market Fund Intermediary Class
Prospectus [Line Items]
Money Market Seven Day Yield	4.38%
HSBC U.S. Treasury Money Market Fund | HSBC U.S. Treasury Money Market Fund Intermediary Service Class
Prospectus [Line Items]
Money Market Seven Day Yield	4.36%
HSBC U.S. Treasury Money Market Fund | HSBC U.S. Treasury Money Market Fund Class P Shares
Prospectus [Line Items]
Money Market Seven Day Yield	4.36%
HSBC U.S. Treasury Money Market Fund | HSBC U.S. Treasury Money Market Fund Class Y Shares
Prospectus [Line Items]
Money Market Seven Day Yield	4.29%
HSBC Radiant U.S. Smaller Companies Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Bar Chart and Table
Performance Narrative [Text Block]

The bar chart and table below provide an indication of the risks of an investment in the Fund by showing changes in the Fund’s year-to-year performance and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance. Importantly, prior to June 28, 2022, the Fund had been known as the HSBC Opportunity Fund, and certain of its principal investment strategies differed. Moreover, on June 28, 2022, Radiant assumed day-to-day management of the Portfolio (replacing the Portfolio’s then-existing subadviser). Performance information set forth below prior to June 28, 2022 reflects the performance of the Portfolio’s former subadviser. Past performance, including before- and after-tax returns, does not indicate how the Fund will perform in the future. The bar chart below shows the Fund’s annual returns for Class A Shares and how performance has varied from year to year.

Performance Past Does Not Indicate Future [Text]	Past performance, including before- and after-tax returns, does not indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide an indication of the risks of an investment in the Fund by showing changes in the Fund’s year-to-year performance and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance.
Bar Chart [Heading]	Annual Total Returns as of 12/31 for Class A Shares Bar chart assumes reinvestment of dividends and distributions
Bar Chart [Table]
Bar Chart Closing [Text Block]
Best Quarter:	6/30/2020	34.71%
Worst Quarter:	3/31/2020	-25.92%

Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	34.71%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(25.92%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns^ (for the periods ended December 31, 2024)
Performance Table Narrative

The table below shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not ref lect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The table further compares the Fund’s performance over time to that of the Bloomberg US 3000 Total Return Index, which represents a broad measure of market performance, and to that of the Bloomberg US 2500 Growth Total Return Index, the Fund’s performance benchmark index and which is generally more representative of the market sectors in which the Fund invests. Effective July 24, 2024, in accordance with new regulatory requirements, the Fund selected the Bloomberg US 3000 Total Return Index to replace the Bloomberg US 2500 Growth Total Return Index as the Fund’s broad-based regulatory benchmark. Effective June 1, 2024, the Bloomberg US 2500 Growth Total Return Index replaced the Russell 2500® Growth Index as the Fund’s performance benchmark index.

Performance Table Market Index Changed	the Bloomberg US 3000 Total Return Index, which represents a broad measure of market performance, and to that of the Bloomberg US 2500 Growth Total Return Index, the Fund’s performance benchmark index and which is generally more representative of the market sectors in which the Fund invests. Effective July 24, 2024, in accordance with new regulatory requirements, the Fund selected the Bloomberg US 3000 Total Return Index to replace the Bloomberg US 2500 Growth Total Return Index as the Fund’s broad-based regulatory benchmark. Effective June 1, 2024, the Bloomberg US 2500 Growth Total Return Index replaced the Russell 2500® Growth Index as the Fund’s performance benchmark index.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not ref lect the impact of state and local taxes
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
	Inception Date	1 Year	5 Years	10 Years	Since Inception
Class A Return Before Taxes	Sept. 23, 1996	12.39%	9.64%	9.30%	10.07%
Class A Return After Taxes on Distributions	Sept. 23, 1996	12.39%	7.16%	6.67%	7.74%
Class A Return After Taxes on Distributions and Sale of Fund Shares	Sept. 23, 1996	7.33%	7.05%	6.68%	7.73%
Bloomberg US 3000 Total Return Index (reflects no deduction for fees, expenses or taxes)	—	23.37%	13.82%	12.52%	9.78%*
Bloomberg US 2500 Growth Total Return Index (reflects no deduction for fees, expense or taxes)	—	14.25%	8.25%	9.60%	9.41%*
Russell 2500® Growth Index (reflects no deduction for fees, expense or taxes)	—	13.90%	8.08%	9.45%	8.66%*
^	During the year ended December 31, 2007, the Portfolio received a one-time reimbursement from the Adviser related to past marketing arrangements. During the years ended December 31, 2010, 2011, 2012 and 2013, the Portfolio received payments in respect of class action settlements and during the year ended December 31, 2010, the Fund received a one-time payment in respect of a class action settlement, which had the result of increasing the Portfolio’s and the Fund’s total return. As a result, the Fund’s total return for the years ended December 31, 2007, 2010, 2011, 2012 and 2013 were higher than they would have been had the Fund and the Portfolio not received the payments.
*	Since September 23, 1996.

Performance Table One Class of after Tax Shown [Text]	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.
HSBC Radiant U.S. Smaller Companies Fund Class I
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Bar Chart and Table
Performance Narrative [Text Block]

The bar chart and table below provide an indication of the risks of an investment in the Fund by showing changes in the Fund’s year-to-year performance and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance. Importantly, prior to June 28, 2022, the Fund had been known as the HSBC Opportunity Fund, and certain of its principal investment strategies differed. Moreover, on June 28, 2022, Radiant assumed day-to-day management of the Portfolio (replacing the Portfolio’s then-existing subadviser). Performance information set forth below prior to June 28, 2022 reflects the performance of the Portfolio’s former subadviser. Past performance, including before- and after-tax returns, does not indicate how the Fund will perform in the future. The bar chart below shows the Fund’s annual returns for Class I Shares and how performance has varied from year to year.

Performance Past Does Not Indicate Future [Text]	Past performance, including before- and after-tax returns, does not indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide an indication of the risks of an investment in the Fund by showing changes in the Fund’s year-to-year performance and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance.
Bar Chart [Heading]	Annual Total Returns as of 12/31 for Class I Shares Bar chart assumes reinvestment of dividends and distributions
Bar Chart [Table]
Bar Chart Closing [Text Block]
Best Quarter:	6/30/2020	34.47%
Worst Quarter:	3/31/2020	-25.58%

Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	34.47%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(25.58%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns^ (for the periods ended December 31, 2024)
Performance Table Narrative

The table below shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. Aftertax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The table further compares the Fund’s performance over time to that of the Bloomberg US 3000 Total Return Index, which represents a broad measure of market performance, and to that of the Bloomberg US 2500 Growth Total Return Index, the Fund’s performance benchmark index and which is generally more representative of the market sectors in which the Fund invests. Effective July 24, 2024, in accordance with new regulatory requirements, the Fund selected the Bloomberg US 3000 Total Return Index to replace the Bloomberg US 2500 Growth Total Return Index as the Fund’s broad-based regulatory benchmark. Effective June 1, 2024, the Bloomberg US 2500 Growth Total Return Index replaced the Russell 2500® Growth Index as the Fund’s performance benchmark index.

Performance Table Market Index Changed	the Bloomberg US 3000 Total Return Index, which represents a broad measure of market performance, and to that of the Bloomberg US 2500 Growth Total Return Index, the Fund’s performance benchmark index and which is generally more representative of the market sectors in which the Fund invests. Effective July 24, 2024, in accordance with new regulatory requirements, the Fund selected the Bloomberg US 3000 Total Return Index to replace the Bloomberg US 2500 Growth Total Return Index as the Fund’s broad-based regulatory benchmark. Effective June 1, 2024, the Bloomberg US 2500 Growth Total Return Index replaced the Russell 2500® Growth Index as the Fund’s performance benchmark index.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Aftertax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
	Inception Date	1 Year	5 Years	10 Years	Since Inception
Class I Return Before Taxes	Sept. 3, 1996	12.29%	10.13%	9.81%	10.91%
Class I Return After Taxes on Distributions	Sept. 3, 1996	12.29%	5.69%	6.17%	8.21%
Class I Return After Taxes on Distributions and Sale of Fund Shares	Sept. 3, 1996	7.28%	6.89%	6.80%	8.38%
Bloomberg US 3000 Total Return Index (reflects no deduction for fees, expense or taxes)	—	23.37%	13.82%	12.52%	9.78%*
Bloomberg US 2500 Growth Total Return Index (reflects no deduction for fees, expense or taxes)	—	14.25%	8.25%	9.60%	9.55%*
Russell 2500® Growth Index (reflects no deduction for fees, expense or taxes)	—	13.90%	8.08%	9.45%	8.66%*

^	During the year ended December 31, 2007, the Portfolio received a one-time reimbursement from the Adviser related to past marketing arrangements. During the years ended December 31, 2010, 2011, 2012 and 2013, the Portfolio received payments in respect of class action settlements and during the year ended December 31, 2010, the Fund received a one-time payment in respect of a class action settlement, which had the result of increasing the Portfolio’s and the Fund’s total return. As a result, the Fund’s total return for the years ended December 31, 2007, 2010, 2011, 2012 and 2013 were higher than they would have been had the Fund and the Portfolio not received the payments.
*	Since September 3, 1996.

Performance Table One Class of after Tax Shown [Text]	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.